Unaudited Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [line items]
Cumulative translation adjustments, net	[1]	$ (6,255)	$ (805)
Associates and joint ventures [member]
Statement of comprehensive income [line items]
Cumulative translation adjustments, net		$ 213	$ 68

[1]	Includes a US$ 213 loss (a US$ 68 loss in the first half of 2017) of cumulative translation adjustments in associates and joint ventures.